Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
Accounts receivable, allowance	¥ 111,259	$ 15,910	¥ 103,340
Receivables from related parties current	5,188	741	458
Current liabilities of the VIE without recourse to the company	715,797	102,358	470,343
Non-current liabilities of the VIE without recourse to the company	207,394	29,658	¥ 158,341
Ordinary shares, shares issued			10,800,000
Loans and Interest Receivable from Related Parties	2,070	296	¥ 0
Contract With Customer Liability Current Related Party	2,307	330	2,000
Nonrecourse [Member]
Current liabilities of the VIE without recourse to the company	45,285	6,475	38,837
Non-current liabilities of the VIE without recourse to the company	¥ 5,588	$ 799	¥ 7,588
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,904,577,337	1,904,577,337	1,904,577,337
Ordinary shares, shares issued	111,736,100	111,736,100	106,532,825
Ordinary shares, shares outstanding	111,215,614	111,215,614	104,828,035
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	45,422,663	45,422,663	45,422,663
Ordinary shares, shares issued	39,026,560	39,026,560	39,026,560
Ordinary shares, shares outstanding	39,026,560	39,026,560	39,026,560